Accounts Receivable, Net	12 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

As of June 30, 2023 and 2022, accounts receivable consisted of the following:

	As of June 30,
	2023	2022
Accounts receivable	$24,000,374	$28,094,299

Less: allowance for credit losses	(4,358,037)	(1,815,665)
Accounts receivable, net	$19,642,337	$26,278,634

An analysis of the allowance for credit losses was as follows:

	As of June 30,
	2023	2022
Balance at beginning of the year	$1,815,665	$563,789
Additional provision charged to expense	2,795,662	1,319,925
Foreign exchange	(253,290)	(68,049)
Balance at the end of the year	$4,358,037	$1,815,665

The Company recorded bad debt expenses of $180,408, $1,319,925, and $2,795,662 for the fiscal years ended June 30, 2021,2022, and 2023, respectively.